Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2024	March 31, 2025
Year-end spot rate	S$1=US$1.3475	S$1=US$1.3445
Average rate	S$1=US$1.3407	S$1=US$1.3381

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful life
Office equipment	5 years
Motor vehicles	5 years
Computers	1 years
Machinery	5 years
Furniture, fixtures and fittings	5 years
Leasehold building and leasehold improvement	lesser of lease term or expected useful life